NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 10, 2012	Dec. 31, 2011	Nov. 30, 2011	Jul. 19, 2011
Accounting Policies [Abstract]
Increase in authorized capital stock					4,500,000	250,000,000
Par value of the capital stock	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Accumulated deficit	$ 5,090,000	$ 3,638,000
Closing of private placement securities		1,845,150
Aggregate debt owned by Company		200,000
Interest on aggregate debt		1,150
Secured loan from RMB		4,200,000	4,200,000
Net proceeds received from Private Placement		980,000
Account of highly liquid investments insured by the FDIC	250,000	250,000
Cash balance of highly liquid investments	728,000	600,000
Paid financing fees to RMB	1,300,000	12,000
Interest expense on amortization of deferred financing fees	327,000	37,000
Reduced exercise price of warrants per share		$ 0.40
Incremental increase in fair value		$ 207,134